BASIC AND DILUTED NET INCOME PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Net income per share
Schedule of Components of Basic and Diluted Earning Per Share	The components of basic and diluted earnings per share were as follows:	The components of basic and diluted earnings per share were as follows:
BASIC AND DILUTED NET INCOME PER SHARE
	For the Three Months Ended September 30, 2021
	Net Loss	Shares	Per Share
Basic net loss per share:
Net loss available to common shareholders	$(1,830,770)	37,445,919	$(0.05)
Net loss available to preferred shareholders	(50,223)	1,027,240	$(0.05)
Basic and diluted net loss per share	$(1,880,993)	38,473,159	$(0.05)

	For the year ended June 30, 2021
	Net Income	Shares	Per Share
Basic and diluted income per share:
Net income available to common shareholders	$5,693,262	37,445,919	$0.15
Net income available to preferred shareholders	156,181	1,027,240	$0.15
Basic and diluted income per share	$5,849,443	38,473,159	$0.15

	For the year ended June 30, 2020
	Net Income	Shares	Per Share
Basic and diluted income per share:
Net income available to common shareholders	$1,724,483	37,390,524	$0.05
Net income available to preferred shareholders	48,918	1,060,640	$0.05
Basic and diluted income per share	$1,773,401	38,451,164	$0.05